Subordinated liabilities - HSBC Holdings' schedule of subordinated liabilities (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,260,288,000,000			$ 2,220,739,000,000
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	97,614,000,000			87,730,000,000
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,997,000,000			29,271,000,000
Borrowings Issued To Third Parties | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,105,000,000			28,379,000,000
4.25% Subordinated Notes Due March 2024 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 2,001,000,000			2,038,000,000
4.25% Subordinated Notes Due August 2025 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.25%	4.25%	4.25%
Financial liabilities	$ 1,494,000,000			1,586,000,000
4.375% Subordinated Notes Due Nov 2026 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	4.375%	4.375%	4.375%
Financial liabilities	$ 1,470,000,000			1,580,000,000
7.625% Subordinated Notes Due May 2032 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 488,000,000
Borrowings interest rate	7.625%	7.625%	7.625%
Financial liabilities	$ 549,000,000			553,000,000
7.35% Subordinated Notes Due November 2032 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 222,000,000
Borrowings interest rate	7.35%	7.35%	7.35%
Financial liabilities	$ 246,000,000			248,000,000
6.5% Subordinated Notes Due May 2036 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,000,000,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 2,040,000,000			2,042,000,000
6.5% Subordinated Notes Due September 2037 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,500,000,000
Borrowings interest rate	6.50%	6.50%	6.50%
Financial liabilities	$ 2,419,000,000			3,365,000,000
6.8% Subordinated Notes Due June 2038 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	6.80%	6.80%	6.80%
Financial liabilities	$ 1,489,000,000			1,489,000,000
5.25% Subordinated Notes Due March 2044 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,500,000,000
Borrowings interest rate	5.25%	5.25%	5.25%
Financial liabilities	$ 1,661,000,000			1,755,000,000
5.75% Subordinated Notes Due December 2027 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 650,000,000
Borrowings interest rate	5.75%	5.75%	5.75%
Financial liabilities	$ 960,000,000			1,114,000,000
6.75% Subordinated Notes Due September 2028 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 650,000,000
Borrowings interest rate	6.75%	6.75%	6.75%
Financial liabilities	$ 826,000,000			873,000,000
7.0% Subordinated Notes Due April 2038 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 750,000,000
Borrowings interest rate	7.00%	7.00%	7.00%
Financial liabilities	$ 992,000,000			1,043,000,000
6.0% Subordinated Notes Due March 2040 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 900,000,000
Borrowings interest rate	6.00%	6.00%	6.00%
Financial liabilities	$ 1,156,000,000			$ 1,199,000,000
6.25% Subordinated Notes Due March 2018 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €					€ 1,600,000,000
Borrowings interest rate				6.25%	6.25%
Financial liabilities	$ 0			$ 1,918,000,000
6.0% Subordinated Notes Due June 2019 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,750,000,000
Borrowings interest rate	6.00%	6.00%	6.00%
Financial liabilities	$ 2,125,000,000			2,349,000,000
3.375% Subordinated Notes Due January 2024 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,500,000,000
Borrowings interest rate	3.375%	3.375%	3.375%
Financial liabilities	$ 1,719,000,000			1,827,000,000
3.0% Subordinated Notes Due June 2025 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,500,000,000
Borrowings interest rate	3.00%	3.00%	3.00%
Financial liabilities	$ 1,725,000,000			2,037,000,000
3.125% Subordinated Notes Due June 2028 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | €			€ 1,000,000,000
Borrowings interest rate	3.125%	3.125%	3.125%
Financial liabilities	$ 1,233,000,000			1,363,000,000
Borrowings Issued To Related Parties | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	892,000,000			892,000,000
10.176% Subordinated Step-up Cumulative Notes Due June 2040 | HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 900,000,000
Borrowings interest rate	10.176%	10.176%	10.176%
Financial liabilities	$ 892,000,000			$ 892,000,000